Branden T. Burningham

Attorney at Law

455 East 500 South, Suite 205

Salt Lake City, Utah 84111

ADMITTED IN UTAH AND CALIFORNIA             TELEPHONE:  (801) 363-7411

                                            FACSIMILE:  (801) 355-7126

August 28, 2007

Katherine Wray, Esq.

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549-4561

Re:

Wizzard Software Corporation, a Colorado corporation (the "Company")

Amendment No. 1 to Registration Statement on Form SB-2

Commission File No. 333-144886

Dear Ms. Wray:

     Attached hereto is the above-referenced Form, which has been prepared in response to the comment letter of Mark P. Shuman, dated August 14, 2007.  Both Mr. Shuman’s comments, and the Company’s responses thereto, are set forth below.

1.  With respect to the shares to be offered for resale by selling stockholder Canada Pension Plan Investment Board, please disclose the natural person or persons who exercise sole or shared voting and/or dispositive powers with respect to the shares to be offered by that stockholder.  See Interpretation I.60 of the July 1997 manual of our publicly available telephone interpretations, as well as interpretation 4S of the Regulation S-K portion of the March 1999 supplement to the telephone interpretation manual.

A new Footnote No. 6 has been added to the Selling Security Holders table.

2.  We note that this section of your registration statement does not disclose the sale of preferred stock by the company to the selling stockholders on July 9, 2007, which is described earlier in the document on page 5.  In addition, this section contains only a reference to the warrants sold in the same transaction.  Please revise your disclosure in this section to include the information required by Item 701 of Regulation S-B with respect to this sale of unregistered securities.

A new paragraph has been added as indicated on page 111 of the amended Registration Statement, under the caption “Recent Sales of Unregistered Securities.”

In addition to the foregoing changes, this amended Registration Statement includes the Company’s June 30, 2007, financial statements and Management’s Discussion and Analysis disclosure.

Please contact me with any additional questions or comments.

                                         Sincerely yours,

                                         /s/ Branden T. Burningham

                                         Branden T. Burningham

cc:  Wizzard Software Corporation